Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3 — MARKETABLE SECURITIES

In accordance with the Agreement and Plan of Merger, dated June 3, 2021, between Gryphon and Sphere 3D (as amended, the “Sphere 3D Merger Agreement”), the Company received 850,000 shares of Sphere 3D’s restricted common stock upon the termination of the Sphere 3D Merger Agreement on April 4, 2022. On June 23, 2023, Sphere 3D completed a reverse stock split of its common shares on a 1-for-7 basis. This resulted in the Company holding 121,428 shares.

The shares are accounted for in accordance with ASC 320 — Investments — Debt and Equity Securities, as such the shares will be classified as available-for-sale securities and will be measured at each reporting period at fair value with the unrealized gain or (loss) as a component of other income (expense).

The table below summarizes the movement in this account as of:

	March 31, 2025	December 31, 2024
Fair value – beginning of period	$115,000	$403,000
Change in fair value	(66,000)	(288,000)
Balance – end of period	$49,000	$115,000

NOTE 3 — MARKETABLE SECURITIES

In accordance with the Agreement and Plan of Merger, dated June 3, 2021, between Gryphon and Sphere 3D (as amended, the “Sphere 3D Merger Agreement”), the Company received 850,000 shares of Sphere 3D’s restricted common stock upon the termination of the Sphere 3D Merger Agreement on April 4, 2022. On June 23, 2023, Sphere 3D completed a reverse stock split of its common shares on a 1-for-7 basis. This resulted in the Company holding 121,428 shares.

The shares are accounted for in accordance with ASC 320 — Investments — Debt and Equity Securities, as such the shares will be classified as available-for-sale securities and will be measured at each reporting period at fair value with the unrealized gain or (loss) as a component of other income (expense).

The table below summarizes the movement in this account for the years ended December 31,

	2024	2023
Fair value beginning of period	$403,000	$235,000
Change in fair value	(288,000)	168,000
Balance end of period	$115,000	$403,000